Equity, RSUs and DSUs (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
RSUs and DSUs activity [Abstract]
Beginning balance (in shares)		15,160,001	0
Granted (in shares)	[1]		19,250,000
Ending balance (in shares)		15,160,001	15,160,001
Share based compensation expense | $		$ 6,913	$ 9,876
RSUs [Member]
RSUs and DSUs activity [Abstract]
Beginning balance (in shares)		2,952,500	406,667
Granted (in shares)		7,598,777	3,215,000
Issued (in shares)		(1,197,499)	(610,833)
Forfeited (in shares)		(752,000)	(58,334)
Ending balance (in shares)		8,601,778	2,952,500
Share based compensation expense | $		$ 6,500	$ 9,000
DSUs [Member]
RSUs and DSUs activity [Abstract]
Beginning balance (in shares)		251,419	170,000
Granted (in shares)		81,192	123,919
Issued (in shares)		(76,296)	(42,500)
Forfeited (in shares)		0	0
Ending balance (in shares)		256,315	251,419
Share based compensation expense | $		$ 600	$ 700

[1]	The warrants issued comprise of 7,750,000 private placement warrants and 11,500,000 public bought deal warrants related to the January 13, 2021, and June 15, 2021, equity issuances, respectively, completed during the year ended December 31, 2021.